UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  1/31

Date of reporting period:  4/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2012 (Unaudited)

DWS Core Plus Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 28.4%
Consumer Discretionary 7.1%
AMC Entertainment, Inc., 8.75%, 6/1/2019		2,800,000	2,985,500
CBS Corp., 3.375%, 3/1/2022		800,000	787,465
CCO Holdings LLC, 6.5%, 4/30/2021		1,080,000	1,128,600
DIRECTV Holdings LLC:
144A, 2.4%, 3/15/2017		1,750,000	1,753,890
6.35%, 3/15/2040		642,000	713,476
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		1,430,000	1,535,463
Lowe's Companies, Inc., 1.625%, 4/15/2017		500,000	500,329
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		1,060,000	1,091,307
MGM Resorts International, 9.0%, 3/15/2020		1,750,000	1,951,250
NBCUniversal Media LLC:
5.15%, 4/30/2020		950,000	1,093,087
5.95%, 4/1/2041		650,000	759,487
Norcraft Companies LP, 10.5%, 12/15/2015		350,000	327,250
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016 (b)		2,500,000	2,681,250
Time Warner Cable, Inc., 4.0%, 9/1/2021		910,000	944,807
Time Warner, Inc., 7.625%, 4/15/2031		900,000	1,166,300
Yum! Brands, Inc.:
3.875%, 11/1/2020		1,990,000	2,115,871
5.3%, 9/15/2019		310,000	353,174

			21,888,506
Consumer Staples 2.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019		2,000,000	2,646,110
CVS Caremark Corp., 5.75%, 5/15/2041		395,000	459,706
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		3,300,000	3,341,250
Kroger Co.:
5.4%, 7/15/2040		765,000	811,056
6.9%, 4/15/2038		350,000	441,327

			7,699,449
Energy 3.8%
Apache Corp., 3.25%, 4/15/2022		915,000	944,654
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		1,400,000	1,811,172
Encana Corp., 5.15%, 11/15/2041		340,000	322,287
Enterprise Products Operating LLC, 6.125%, 10/15/2039		1,190,000	1,371,235
KazMunayGaz National Co., Series 1, REG S, 8.375%, 7/2/2013		210,000	222,335
ONEOK Partners LP, 6.15%, 10/1/2016		1,205,000	1,392,438
Phillips 66, 144A, 2.95%, 5/1/2017		1,045,000	1,072,297
Reliance Holdings U.S.A., Inc., 144A, 4.5%, 10/19/2020		2,150,000	2,071,497
Weatherford International Ltd., 5.125%, 9/15/2020		1,900,000	2,035,970
Williams Partners LP, 4.0%, 11/15/2021		337,000	349,033

			11,592,918
Financials 6.7%
Bank of America Corp., 5.75%, 12/1/2017		705,000	747,624
Bank of New York Mellon Corp., 2.4%, 1/17/2017		500,000	517,512
Berkshire Hathaway, Inc., 1.9%, 1/31/2017		860,000	875,641
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		387,000	407,324
Citigroup, Inc., 4.5%, 1/14/2022		726,000	738,760
CNA Financial Corp., 5.75%, 8/15/2021		1,538,000	1,683,069
Ford Motor Credit Co., LLC, 7.0%, 4/15/2015		2,375,000	2,648,125
General Electric Capital Corp., 2.9%, 1/9/2017		3,205,000	3,321,499
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,900,000	2,040,556
Morgan Stanley, 3.8%, 4/29/2016		1,000,000	977,869
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		769,000	800,384
PNC Bank NA, 6.875%, 4/1/2018		700,000	841,239
PNC Funding Corp., 3.3%, 3/8/2022		1,680,000	1,698,898
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	7	0
SunTrust Banks, Inc., 3.6%, 4/15/2016		568,000	590,387
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		1,500,000	1,604,650
Toll Brothers Finance Corp., 8.91%, 10/15/2017		950,000	1,156,045

			20,649,582
Health Care 1.6%
Amgen, Inc., 5.15%, 11/15/2041		950,000	990,040
Express Scripts Holding Co.:
6.25%, 6/15/2014		1,040,000	1,143,393
7.25%, 6/15/2019		800,000	1,000,953
Gilead Sciences, Inc., 4.4%, 12/1/2021		650,000	706,198
McKesson Corp., 4.75%, 3/1/2021		1,050,000	1,209,566

			5,050,150
Industrials 1.4%
Burlington Northern Santa Fe LLC, 3.45%, 9/15/2021		254,000	263,778
CSX Corp., 6.15%, 5/1/2037		1,000,000	1,193,825
Masco Corp., 6.125%, 10/3/2016		2,700,000	2,878,186

			4,335,789
Information Technology 1.7%
Applied Materials, Inc., 5.85%, 6/15/2041		700,000	822,101
Equinix, Inc., 7.0%, 7/15/2021		2,600,000	2,840,500
Hewlett-Packard Co., 3.3%, 12/9/2016		1,210,000	1,260,307
Xerox Corp., 2.95%, 3/15/2017		472,000	481,863

			5,404,771
Materials 2.2%
ArcelorMittal, 6.125%, 6/1/2018		1,000,000	1,053,956
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019		1,750,000	2,222,829
Dow Chemical Co.:
4.25%, 11/15/2020		1,045,000	1,109,110
5.25%, 11/15/2041		350,000	365,578
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		1,320,000	1,304,269
Teck Resources Ltd., 3.0%, 3/1/2019		680,000	679,148

			6,734,890
Telecommunication Services 0.7%
AT&T, Inc., 3.875%, 8/15/2021		389,000	418,512
CenturyLink, Inc., 5.8%, 3/15/2022		1,892,000	1,875,737

			2,294,249
Utilities 0.7%
DTE Energy Co., 7.625%, 5/15/2014		420,000	471,217
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		75,551	67,552
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		1,169,000	1,292,141
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		300,000	344,250

			2,175,160

Total Corporate Bonds (Cost $83,095,516)			87,825,464
Mortgage-Backed Securities Pass-Throughs 29.5%
Federal Home Loan Mortgage Corp.:
3.5%, 8/1/2041 (c)		16,000,000	16,585,000
4.5%, 6/1/2041		6,813,282	7,261,468
5.393% **, 9/1/2038		156,848	166,589
7.0%, 1/1/2038		239,765	271,965
Federal National Mortgage Association:
2.428% **, 8/1/2037		507,669	542,572
3.0%, 9/1/2026 (c)		26,575,000	27,733,505
4.0%, with various maturities from 5/1/2040 until 9/1/2040 (c)		23,576,435	25,014,205
5.0%, 8/1/2020		424,826	459,924
5.367% **, 1/1/2038		580,342	619,626
5.5%, with various maturities from 12/1/2032 until 9/1/2036		6,914,593	7,604,387
6.0%, with various maturities from 9/1/2036 until 2/1/2037		3,767,818	4,176,896
6.5%, with various maturities from 9/1/2016 until 6/1/2017		354,751	388,476
7.0%, 4/1/2038		382,386	434,060
8.0%, 9/1/2015		97,612	104,167

Total Mortgage-Backed Securities Pass-Throughs (Cost $89,258,262)			91,362,840
Asset-Backed 3.0%
Credit Card Receivables 0.9%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.99% **, 8/15/2018		2,600,000	2,737,890
Student Loans 2.1%
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.501% **, 11/27/2018		2,671,222	2,651,399
"A4", Series 2006-1, 0.583% **, 11/23/2022		3,900,000	3,869,028

			6,520,427

Total Asset-Backed (Cost $9,209,407)			9,258,317
Commercial Mortgage-Backed Securities 5.2%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 1.991% **, 11/15/2015		3,015,156	2,828,849
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.717% **, 6/11/2040		400,000	458,401
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039		3,000,000	3,319,779
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-C1, 5.716%, 2/15/2051		1,375,000	1,520,251
"F", Series 2007-LD11, 6.003% **, 6/15/2049		1,660,000	186,108
"H", Series 2007-LD11, 144A, 6.003% **, 6/15/2049 *		2,910,000	59,262
"J", Series 2007-LD11, 144A, 6.003% **, 6/15/2049 *		1,000,000	3,400
"K", Series 2007-LD11, 144A, 6.003% **, 6/15/2049 *		2,380,000	714
LB-UBS Commercial Mortgage Trust:
"E", Series 2005-C2, 5.527% **, 4/15/2040		1,250,000	446,769
"A4", Series 2007-C6, 5.858% **, 7/15/2040		2,875,000	3,262,242
Merrill Lynch Mortgage Trust:
"AM", Series 2006-C2, 5.782%, 8/12/2043		1,880,000	1,949,430
"ASB", Series 2007-C1, 5.847% **, 6/12/2050		1,810,000	1,945,111

Total Commercial Mortgage-Backed Securities (Cost $22,345,348)			15,980,316
Collateralized Mortgage Obligations 2.5%
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		423,637	256,925
Federal Home Loan Mortgage Corp., "LI", Series 3959, Interest Only, 3.0%, 11/15/2025		6,101,804	567,785
Federal National Mortgage Association, ''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		10,047,124	1,214,890
Government National Mortgage Association:
"IU", Series 2010-164, Interest Only, 2.0%, 12/20/2013		7,323,566	160,651
"CI", Series 2010-145, Interest Only, 4.0%, 11/20/2035		2,349,771	224,729
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		7,716,829	927,345
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		5,413,102	692,715
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		4,604,016	732,023
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		4,046,635	554,315
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		3,576,313	560,311
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		3,825,101	392,495
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		3,328,507	341,458
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		5,249,135	747,066
"JI", Series 2010-67, Interest Only, 5.0%, 10/20/2033		3,629,153	245,404
“KI”, Series 2010-130, Interest Only, 5.5%, 9/16/2040		700,547	126,829

Total Collateralized Mortgage Obligations (Cost $8,997,790)			7,744,941
Government & Agency Obligations 29.3%
Sovereign Bonds 6.5%
Eskom Holdings SOC Ltd., REG S, 5.75%, 1/26/2021		1,200,000	1,290,000
Republic of Argentina:
GDP Linked Note, 12/15/2035 (d)		1,540,000	157,990
Series NY, 8.28%, 12/31/2033		1,467,191	1,049,042
Republic of Belarus, 8.95%, 1/26/2018		750,000	693,750
Republic of Croatia, REG S, 6.75%, 11/5/2019		1,650,000	1,668,562
Republic of Egypt:
REG S, 8.75%, 7/18/2012	EGP	100,000	15,384
9.1%, 9/20/2012	EGP	850,000	139,242
Republic of El Salvador, REG S, 8.25%, 4/10/2032		150,000	165,750
Republic of Ghana, REG S, 8.5%, 10/4/2017		230,000	261,625
Republic of Indonesia, REG S, 4.875%, 5/5/2021		2,350,000	2,526,250
Republic of Lithuania:
REG S, 5.125%, 9/14/2017		675,000	705,375
144A, 6.125%, 3/9/2021		1,000,000	1,085,000
Republic of Panama:
5.2%, 1/30/2020		1,400,000	1,627,500
7.125%, 1/29/2026		330,000	447,150
7.25%, 3/15/2015		300,000	348,000
8.875%, 9/30/2027		100,000	156,750
Republic of Peru, 7.35%, 7/21/2025		1,550,000	2,146,750
Republic of Poland, 5.0%, 3/23/2022		1,000,000	1,070,000
Republic of Serbia:
REG S, 6.75%, 11/1/2024		1,560,000	1,532,700
REG S, 7.25%, 9/28/2021		600,000	633,000
Russian Federation:
REG S, 5.0%, 4/29/2020		2,300,000	2,486,875
REG S, 7.5%, 3/31/2030		40,250	48,250

			20,254,945
U.S. Treasury Obligations 22.8%
U.S. Treasury Bonds:
3.5%, 2/15/2039 (b)		4,750,000	5,156,719
3.75%, 8/15/2041		3,000,000	3,387,186
4.75%, 2/15/2037 (b)		8,000,000	10,545,000
U.S. Treasury Notes:
0.5%, 10/15/2013 (b)		10,000,000	10,037,110
1.0%, 1/15/2014 (b)		10,620,000	10,754,821
1.0%, 8/31/2016 (b)		26,000,000	26,365,612
1.5%, 7/31/2016 (b)		4,000,000	4,140,000

			70,386,448

Total Government & Agency Obligations (Cost $87,728,492)			90,641,393
Loan Participations and Assignments 0.3%
Sovereign Loans
Gazprom OAO, 144A, 8.125%, 7/31/2014		705,000	781,676
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		255,000	288,828

Total Loan Participations and Assignments (Cost $961,330)			1,070,504
Municipal Bonds and Notes 5.8%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (e)		950,000	1,158,630
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020, INS: AMBAC (e)		3,325,000	2,473,368
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013 (e)		1,390,000	1,391,112
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (e)		3,750,000	3,936,562
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023, INS: AMBAC (e)		915,000	944,289
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (e)		900,000	1,187,847
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority, Build America Bonds, Series B, 6.731%, 7/1/2043 (e)		1,200,000	1,461,072
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024 (e)		2,365,000	2,951,591
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015 (e)		885,000	984,509
4.875%, 9/15/2017 (e)		315,000	358,379
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013, INS: AGMC (e)		1,175,000	1,190,063

Total Municipal Bonds and Notes (Cost $17,046,364)			18,037,422
Short-Term U.S. Treasury Obligation 1.1%
U.S. Treasury Bill, 0.13% ***, 9/6/2012 (f) (Cost $3,329,460)		3,331,000	3,329,581

	Shares	Value ($)
Securities Lending Collateral 22.0%
Daily Assets Fund Institutional, 0.24% (g) (h) (Cost $67,899,704)	67,899,704	67,899,704
Cash Equivalents 13.8%
Central Cash Management Fund, 0.12% (g) (Cost $42,812,579)	42,812,579	42,812,579

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $432,684,252) †	140.9	435,963,061
Other Assets and Liabilities, Net	(40.9)	(126,572,500)

Net Assets	100.0	309,390,561

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $433,286,735.  At April 30, 2012, net unrealized appreciation for all securities based on tax cost was $2,676,326. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,135,062 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,458,736.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2012 amounted to $66,332,400, which is 21.4% of net assets.
(c)	When-issued or delayed delivery security included.
(d)
Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(e)	Taxable issue.
(f)	At April 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
GDP: Gross Domestic Product
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year U.S. Treasury Note	USD	6/20/2012	70	9,259,688	(214,515)
Euro Currency	USD	6/18/2012	19	3,144,975	24,642
Federal Republic of Germany Euro-Bund	EUR	6/7/2012	63	11,765,935	(232,783)
British Pound Currency	USD	6/18/2012	32	3,245,800	(70,498)
Total net unrealized depreciation					(493,154)

At April 30, 2012, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

3/20/2012 6/20/2017	31,400,000	1	5.0%	Markit Dow Jones CDX North America High Yield Index	974,016	1,257,392	(283,376)
3/20/2012 6/20/2017	31,200,000	1	1.0%	Markit Dow Jones CDX North America Investment Grade Index	(101,180)	(145,096)	43,916
Total net unrealized depreciation							(239,460)

Counterparty:
1	Citigroup, Inc.

As of April 30, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	3,175,309	CNY	20,000,000	7/19/2012	(11,882)	HSBC Bank U.S.A.
RUB	2,800,000	USD	93,721	7/19/2012	(455)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(12,337)

Currency Abbreviations

CNY	Chinese Yuan
EGP	Egyptian Pound
EUR	Euro
RUB	Russian Ruble
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$87,825,464	$—	$87,825,464
Mortgage-Backed Securities Pass-Throughs	—	91,362,840	—	91,362,840
Asset-Backed	—	9,258,317	—	9,258,317
Commercial Mortgage-Backed Securities	—	15,980,316	—	15,980,316
Collateralized Mortgage Obligations	—	7,744,941	—	7,744,941
Government & Agency Obligations	—	90,641,393	—	90,641,393
Loan Participations and Assignments		1,070,504		1,070,504
Municipal Bonds and Notes	—	18,037,422	—	18,037,422
Short-Term U.S. Treasury Obligation		3,329,581		3,329,581
Short-Term Investments(i)	110,712,283	—	—	110,712,283
Derivatives(j)	24,642	43,916	—	68,558
Total	$110,736,925	$325,294,694	$—	$436,031,619
Liabilities
Derivatives(j)	$(517,796)	$(295,713)	$—	$(813,509)
Total	$(517,796)	$(295,713)	$—	$(813,509)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2012.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$—	$(239,460)	$—
Foreign Exchange Contracts	$(45,856)	$—	$(12,337)
Interest Rate Contracts	$(447,298)	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 21, 2012